Loans Receivable, Net (Tables) - Loans Receivable [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Loans Receivable, Net [Line Items]
Schedule of Loans Receivable, Net	The Company’s loans receivable, net was as follows:
	As of
	September 30, 2024	December 31, 2023

Residential mortgage loans	$1,680,436	$1,605,531
Less: allowance for expected credit losses	(10,318)	(1,229)
Loans receivable, net	$1,670,118	$1,604,302

Classifying as:
Current portion	$628,160	$549,461
Non-current portion	1,041,958	1,054,841
Loans receivable, net	$1,670,118	$1,604,302
The Company’s loans receivable, net was as follows:
	As of December 31,
	2023	2022

Residential mortgage loans	$1,605,531	$1,589,871
Less: allowance for expected credit losses	(1,229)	—
Loans receivable, net	$1,604,302	$1,589,871

Classifying as:
Current portion	$549,461	$517,479
Non-current portion	1,054,841	1,072,392
Loans receivable, net	$1,604,302	$1,589,871

Schedule of Allowance for Expected Credit Losses	The following table presents the activity in the allowance for expected credit losses:
	As of December 31,
	2023	2022
Balance at beginning of year	$—	$76,799
Allowance for expected credit losses	1,225	—
Written-off	—	(76,799)
Foreign translation adjustment	4	—
Balance at end of year	$1,229	$—